STOCKHOLDERS' EQUITY (Details Textual) - USD ($)									1 Months Ended																						2 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Oct. 09, 2015	Jun. 02, 2015	Jun. 02, 2015	May 01, 2015	Mar. 12, 2015	Mar. 05, 2015	Feb. 02, 2015	Jan. 15, 2015	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	May 31, 2016	Apr. 30, 2016	Oct. 26, 2015	Jun. 15, 2015	Mar. 16, 2015	Feb. 23, 2015	Jan. 29, 2015	Dec. 31, 2014	Dec. 15, 2014	Nov. 25, 2014	Nov. 18, 2014	Sep. 30, 2014	Jul. 31, 2014	Jul. 17, 2014	Jun. 30, 2014	Mar. 28, 2014	Feb. 03, 2014	Jan. 30, 2014	Jan. 27, 2014	May 31, 2016	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Jun. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Nov. 30, 2015	Nov. 08, 2015	Oct. 23, 2015	Mar. 27, 2014
Class of Stock [Line Items]
Subscription Receivable																			$ 1,175,000													$ 1,175,000						$ 0	$ 1,175,000
Common Stock, Shares, Issued									107,458,430										77,817,861						34,459		49,496					77,817,861				107,458,430		81,717,154	77,817,861
Common Stock, Shares, Outstanding									107,458,430										77,817,861													77,817,861				107,458,430		81,717,154	77,817,861
Proceeds from Issuance of Warrants												$ 1,579,082								$ 119,449			$ 10,000				$ 13,000									$ 0	$ 43,943	$ 43,941	$ 3,643,970
Stock Issued During Period, Shares, Issued for Services									41,666	41,666	124,998		83,336							37,314							100,000					195,000						2,300,000
Stock Issued During Period Value Warrants Exercised	1,312,000											1,312,000											20,000				1,300,000							50,000
Common Stock Issuance Costs																											$ 28,500									$ 47,458	679,972	$ 682,126	918,315
Shares, Issued				175,000																																		175,000
Share price (in dollars per share)				$ 10.00					$ 0.149																											$ 0.149		$ 0.0306
Conversion price (in dollars per share)				$ 0.1754																																		$ 0.1754
Preferred Stock, Dividend Rate, Percentage																																						5.00%
Stock Issued During Period, Value, Issued for Services									$ 6,292	$ 6,208	$ 20,666		$ 14,292							$ 19,888												$ 119,500	$ 382,300	$ 354,835		$ 47,458		$ 682,126	918,315
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period																					30,000	20,000			75,000		100,000
Stock Issued During Period, Shares, New Issues												11,714,285								331,804	9,115	4,375	20,000										515,000	1,071,916
Adjustments to Additional Paid in Capital Warrant Options and PSU Issued for Services																																						$ 1,075,749	$ 1,844,009
Proceeds From Units Sold To Accredited Investors								$ 325,000
Private Placement Cost For Units Sold To Accredited Investors				$ 1,750,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.10											$ 0.25	$ 0.001										$ 0.50								$ 0.25		$ 0.50					$ 0.10		$ 0.10		$ 0.10
Fair Value Assumptions, Risk Free Interest Rate																																				1.14%
Common Stock Shares Authorized Before Amendment																																											100,000,000
Common Stock, Shares Authorized									250,000,000										250,000,000													250,000,000				250,000,000		250,000,000	250,000,000				250,000,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Exercises In Period																																				0		109,855	11,748,807
Common Stock, Value, Issued									$ 1,074										$ 778													$ 778				$ 1,074		$ 817	$ 778
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	5 years																														5 years							5 years
Proceeds from Issuance of Common Stock																																				1,579,082	$ 325,000	$ 325,000	2,682,689
Debt Instrument, Face Amount	$ 2,500,000																																								$ 2,500,000
Cash									$ 1,494,513										$ 1,672,901													$ 1,672,901				$ 1,494,513		$ 1,687,257	$ 1,672,901
Class of Warrant or Right, Outstanding													18,353,310
Preferred Stock, Shares Issued									160,000										175,000													175,000				160,000		175,000	175,000
Preferred Stock, Shares Outstanding									160,000										0													0				160,000		175,000	0
Preferred Stock, Par or Stated Value Per Share									$ 0.00001										$ 0.00001													$ 0.00001				$ 0.00001		$ 0.00001	$ 0.00001
Stock Issued During Period, Shares, Conversion of Convertible Securities													12,834,800
Stock Issued During Period, Value, Conversion of Convertible Securities													$ 1,025,000																							$ 1,078,123
Dividend Declared [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share				$ 12.50
Private Placement [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								812,500
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price								$ 0.60
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period															5 years
Proceeds from Issuance of Private Placement								$ 325,000
Class of Warrant or Right, Outstanding								304,688
Consultant [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Warrants																																			$ 43,941
Stock Issued During Period, Shares, Issued for Services																																						236,626
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																																						801,936
Proceeds from Issuance of Common Stock																																			$ 109,855
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services																																				291,666		3,101,936	1,963,537
Stock Issued During Period, Value, Issued for Services																																				$ 3		$ 31	$ 20
Stock Issued During Period, Shares, New Issues																																		17,870
Adjustments to Additional Paid in Capital Warrant Options and PSU Issued for Services																																						$ 0	$ 0
Stock Issued During Period, Shares, Conversion of Convertible Securities																																				12,834,800
Stock Issued During Period, Value, Conversion of Convertible Securities																																				$ 128
Stock Issued During Period Shares Conversion Of Preferred Stock																																				900,525
Warrant [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Warrants																								$ 3,501,521
Stock Issued During Period, Shares, New Issues																																							53,036
Stock Issued During Period, Value, New Issues																																							$ 21,514
Private Placement Cost For Units Sold To Accredited Investors																								131,280
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									1,575,954																											1,575,954
Proceeds From Issuance Of Warrants Gross																								$ 3,632,801
Warrant Discount Percentage																								10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross														41,667
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																																						5 years
Share Based Compensation Arrangement By Share Based Payment Award Vesting Monthly														41,667
Warrant [Member] | Second Private Placement and Third Private Placement [Member]
Class of Stock [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Exercises In Period																								10,027,002
Employee Stock Option Three [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																		3 years
Employee Stock Option Four [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date							Feb. 02, 2020
Employee Stock Option Five [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date																	Feb. 23, 2020
Employee Stock Option Seven [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date					Mar. 12, 2020
Employee Stock Option Eight [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date																Mar. 16, 2020
Employee Stock Option Nine [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date		Jun. 02, 2018
Employee Stock Option Ten [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			5 years
Employee Stock Option Eleven [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			5 years
Employee Stock Option Twevel [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date															Jun. 15, 2020
Promissory Notes [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues	$ 2,500,000
Percentage Of Additional Principal Amount	50.00%
Paid In Kind Interest Percentage	10.00%
Debt Instrument, Face Amount	$ 3,750,000
Convertible Debt	$ 37,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	25,000,000
Equity Securities Issued Percentage																																						60.00%
Cash																																						$ 2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price																																						$ 0.10
Warrants granted on February 3, 2014 [Member] | Warrant [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services																												44,307
Stock Issued During Period, Value, New Issues																												$ 13,292
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																												44,307
Class of Warrant or Right, Exercise Price of Warrants or Rights																												$ 0.40
Fair Value Assumptions, Expected Volatility Rate																												100.00%
Fair Value Assumptions, Risk Free Interest Rate																												1.44%
Class Of Warrant Or Right Grant Date Fair Value																												$ 8,186
June 2015 Issue One [Member]
Class of Stock [Line Items]
Exercise Price Of Units			$ 0.16
Stock Issued During Period, Shares, Issued for Services			1,250,000
Term of warrants issued to accredited investor			5 years
Stock Issued During Period, Value, Issued for Services			$ 200,000
Units Sold To Accredited Investors Number Of Common Shares That Can Be Purchased Against Each Warrant			2,000,000
June 2015 Issue Two [Member]
Class of Stock [Line Items]
Exercise Price Of Units			$ 0.16
Stock Issued During Period, Shares, Issued for Services			800,000
Term of warrants issued to accredited investor			5 years
Stock Issued During Period, Value, Issued for Services			$ 128,000
Units Sold To Accredited Investors Number Of Common Shares That Can Be Purchased Against Each Warrant			1,000,000
Accredited investors
Class of Stock [Line Items]
Subscription Receivable																			$ 1,175,000													$ 1,175,000							$ 1,175,000
Exercise Price Of Units																			$ 0.60										$ 0.40					$ 0.40
Stock Issued During Period Value Warrants Exercised																			2,507,813				175,000
Stock Issued During Period, Shares, New Issues																			6,687,500
Units sold to accredited investors, number of common shares																										2,766,667			666,667
Units Sold To Accredited Investors Warrants																													666,667					2,766,667
Units sold to accredited investors (in shares)																			6,687,500				700,000			2,766,667			666,667
Units Sold To Accredited Investors Warrants Common Stock For Services																							700,000
Proceeds From Units Sold To Accredited Investors Net Of Placement Fees																			$ 2,552,000										$ 181,537					$ 774,152
Proceeds From Units Sold To Accredited Investors																			2,675,000				$ 350,000			$ 830,000			200,000
Private Placement Cost For Units Sold To Accredited Investors																			$ 123,000										$ 18,463
Class of Warrant or Right, Exercise Price of Warrants or Rights																							$ 0.60										$ 0.60
Class Of Warrant Or Right Grant Date Fair Value																										$ 55,848								$ 55,848
Percent Of Common Shares Available To Purchase With Purchase Of Common Share Of Stock																			37.50%													37.50%							37.50%
Board of Directors Chairman [Member]
Class of Stock [Line Items]
Payments For Rent Half Hour						$ 12,500
Exeeded Fair Value Of Furniture						20,000
Share Based Compensation Arrangement By Share Based Payment Award Options Provisions						$ 500,000
Share Price Held In Escrow						50.00%
Professional Fees						$ 425,000
Effect on Future Earnings, Offset Amount						158,000
Effect on Future Earnings, Amount						267,000
Security Deposit						48,000
Payments for Rent						6,250
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants						$ 1,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period						500,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross						500,000																								500,000
Proceeds from Issuance Initial Public Offering						$ 3,000,000
Common Stock, Value, Issued						250,000
Escrow Deposit						$ 250,000
Executive Employee [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, Issued for Services																																						$ 117,500
Executive Employee [Member] | Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																														250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																														$ 0.40
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Conversion price (in dollars per share)				$ 0.1754
Redemption Price (in dollars per share)									$ 0.1754																											$ 0.1754
Preferred Stock, Dividend Rate, Percentage				5.00%																																5.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				175,000
Shares Issued, Price Per Share				$ 10
Proceeds from Issuance of Private Placement				$ 1,750,000
Debt Instrument, Convertible, Beneficial Conversion Feature				$ 594,641
Cumulative Dividends																																						$ 58,733
Preferred Stock, Shares Issued									160,000																											160,000
Preferred Stock, Shares Outstanding																																						175,000
Preferred Stock, Par or Stated Value Per Share									$ 10																											$ 10
Stock Issued During Period Shares Conversion Of Preferred Stock												900,525
Conversion of Stock, Shares Converted												15,000